SECURITIZATIONS AND VARIABLE INTEREST ENTITIES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 17,263	$ 24,803
Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	12,262
Loan commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	5,001
Citicorp
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	16,015	23,483
Citicorp | Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	12,249
Citicorp | Liquidity facilities Citigroup | Citi-administered asset-backed commercial paper conduits (ABCP)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	7,615
Citicorp | Liquidity facilities Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	6
Citicorp | Liquidity facilities Citigroup | Municipal securities tender option bond trusts (TOBs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	4,628
Citicorp | Loan commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	3,766
Citicorp | Loan commitments Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	2,075
Citicorp | Loan commitments Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	1,669
Citicorp | Loan commitments Citigroup | Other
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	22
Citi Holdings
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	1,248	1,320
Citi Holdings | Liquidity facilities Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	13
Citi Holdings | Liquidity facilities Citigroup | Collateralized loan obligations (CLOs)
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	13
Citi Holdings | Loan commitments Citigroup
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	1,235
Citi Holdings | Loan commitments Citigroup | Asset-based financing
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	243
Citi Holdings | Loan commitments Citigroup | Municipal investments
Funding Commitments for Significant Unconsolidated VIEs
Notional amount	$ 992